Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Additional paid-in capital	Retained earnings	Accumulated other comprehensive Loss	Treasury shares (cost)	Non-controlling interests	Total
Balance at Dec. 31, 2017	$ 4,187	$ 98,040	$ 239,156	$ 18,078	$ (259)	$ 413,720	$ 772,922
Balance (in Shares) at Dec. 31, 2017	14,738,782
Impact of the adoption of IFRS 15			874			941	1,815
Balance as of January 1, 2018 (Including the impact of the adoption of IFRS 15)	$ 4,187	98,040	240,030	18,078	(259)	414,661	774,737
Balance as of January 1, 2018 (Including the impact of the adoption of IFRS 15) (in Shares)	14,738,782
Net income			32,365			45,030	77,395
Foreign currency translation reserve				(14,983)		(15,412)	(30,395)
Actuarial gain from defined benefit plans			189			198	387
Unrealized loss on debt instruments at fair value through other comprehensive income, net				(19)		(18)	(37)
Share in other comprehensive income of joint venture				58			58
Total other comprehensive income (loss)			189	(14,944)		(15,232)	(29,987)
Total comprehensive income (loss)			32,554	(14,944)		29,798	47,408
Issuance of restricted shares to employees	$ 3	(3)
Issuance of restricted shares to employees (in Shares)	10,000
Issuance of shares upon conversion of convertible debentures		64					64
Issuance of shares upon conversion of convertible debentures (in Shares)	1,556
Cost of share-based payment (Note 17)		234				3,747	3,981
Dividend to Formula’s shareholders			(10,027)				(10,027)
Dividend to non-controlling interests in subsidiaries						(31,316)	(31,316)
Dilution in Formula’s share in Magic Software due to issuance of Magic Software’s ordinary shares		2,682				22,722	25,404
Transactions with non-controlling interests due to holding changes, including exercise of employees’ stock options		(526)				1,731	1,205
Acquisition of non-controlling interests		(590)				(1,325)	(1,915)
Non-controlling interests due to expiration of put options		498				855	1,353
Settlement of put options over non-controlling interests		(2,391)				(3,933)	(6,324)
Non-controlling interests arising from initially consolidated company						827	827
Balance at Dec. 31, 2018	$ 4,190	98,008	262,557	3,134	(259)	437,767	805,397
Balance (in Shares) at Dec. 31, 2018	14,750,338
Impact of the adoption of IFRS 16			(1,187)			(1,225)	(2,412)
Balance as of January 1, 2019 (Including the impact of the adoption of IFRS 16)	$ 4,190	98,008	261,370	3,134	(259)	436,542	802,985
Balance as of January 1, 2019 (Including the impact of the adoption of IFRS 16) (in Shares)	14,750,338
Net income			38,820			55,603	94,423
Foreign currency translation reserve				8,437		13,856	22,293
Actuarial gain from defined benefit plans			(12)			(14)	(26)
Unrealized loss on debt instruments at fair value through other comprehensive income, net				43		52	95
Share in other comprehensive income of joint venture				62			62
Total other comprehensive income (loss)			(12)	8,542		13,894	22,424
Total comprehensive income (loss)			38,808	8,542		69,497	116,847
Issuance of shares upon conversion of convertible debentures	$ 150	22,321					22,471
Issuance of shares upon conversion of convertible debentures (in Shares)	543,929
Cost of share-based payment (Note 17)		257				3,617	3,874
Dividend to Formula’s shareholders			(15,032)				(15,032)
Dividend to non-controlling interests in subsidiaries						(38,233)	(38,233)
Transactions with non-controlling interests due to holding changes, including exercise of employees’ stock options		(100)				1,053	953
Acquisition of non-controlling interests		(9)				(3,838)	(3,847)
Settlement of put options over non-controlling interests		260				5,597	5,857
Non-controlling interests arising from initially consolidated company						459	459
Balance at Dec. 31, 2019	$ 4,340	120,737	285,146	11,676	(259)	474,694	$ 896,334
Balance (in Shares) at Dec. 31, 2019	15,294,267						15,294,267
Net income			46,776			67,246	$ 114,022
Foreign currency translation reserve				14,007		20,099	34,106
Actuarial gain from defined benefit plans			396			444	840
Unrealized loss on debt instruments at fair value through other comprehensive income, net				(1)		(1)	(2)
Share in other comprehensive income of joint venture				(169)			(169)
Total other comprehensive income (loss)			396	13,837		20,542	34,775
Total comprehensive income (loss)			47,172	13,837		87,788	148,797
Cost of share-based payment (Note 17)		1,310				6,546	7,856
Dividend to Formula’s shareholders			(7,960)				(7,960)
Dividend to non-controlling interests in subsidiaries						(39,056)	(39,056)
Transactions with non-controlling interests due to holding changes, including exercise of employees’ stock options		847				4,459	5,306
Acquisition of non-controlling interests		(6,538)				(13,114)	(19,652)
Dilution in Formula’s share in Sapiens due to issuance of Sapiens’ ordinary shares		34,462				74,275	108,737
Settlement of put options over non-controlling interests		(1,569)				(4,137)	(5,706)
Non-controlling interests arising from initially consolidated company						13,887	13,887
Balance at Dec. 31, 2020	$ 4,340	$ 149,249	$ 324,358	$ 25,513	$ (259)	$ 605,342	$ 1,108,543
Balance (in Shares) at Dec. 31, 2020	15,294,267						15,294,267